SEMIANNUAL REPORT
                               DECEMBER 31, 1999

                             (EASTCLIFF FUNDS LOGO)

                          Eastcliff Total Return Fund

                             Eastcliff Growth Fund

                               Eastcliff Emerging
                                  Growth Fund

                            Eastcliff Regional Small
                           Capitalization Value Fund

                              Eastcliff Contrarian
                                   Value Fund

                              NO-LOAD MUTUAL FUNDS

                                Eastcliff Total
                                  Return Fund

                                                                February 9, 2000

Dear Shareholder:

  For the twelve months ending December 31, 1999, the Eastcliff Total Return Fund gained 25.12%, outpacing the S&P 500 Index, which returned 21.14%. The Fund's average annual compounded rate of return for the five and ten years ending December 31, 1999, were 27.35% and 17.46%, respectively. The historical annual average return for the market is about 11%. An annual return of 15%- compounded will double your investment in 5 years. It's important to realistically set your expectations going forward.

  As we have passed Y2K, investors no longer have to worry about a financial debacle or worldwide recession. However, at least two issues remain: will the Federal Reserve continue to raise rates, and by how much? And, how can companies with no earnings and some with no revenue stream continue to appreciate?

  Technology was the name of the game. The Fund's three top performing companies over the past twelve months were: Nokia Corp. (+217.3%), Cisco Systems Inc. (+130.8%), and Sun Microsystems, Inc. (+78.41%). Nokia is the premier name in wireless telecommunication equipment. Businesses rely on Internet-related technologies to increase production and reduce costs. Cisco easily dominates the data communications equipment market. Sun Microsystems' focus is on optimizing computer systems for e-commerce. Sun continues to outpace the competition.

  Drug companies fell short of expectations this past year. Higher interest rates and pending Medicare reform weakened the pharmaceutical sector. Pfizer and Bristol Myers under-performed, however, we remain optimistic about their prospects.

  The asset allocation as of December 31, 1999, was 96.8% equities and 3.2% cash equivalents. As of December 22, 1999, the Board of Directors declared a distribution of $1.23052 per share from net long-term capital gains, payable December 23, 1999, to shareholders of record on December 21, 1999.

  In closing, I want to emphasize that we are focused on finding high-quality, growth oriented companies with outstanding management teams and leading market positions.

  Thank you for your continued confidence and investment in the Eastcliff Total Return Fund.

                                    Sincerely,

                                    /s/ Patrice J. Neverett

                                    Patrice J. Neverett
                                    Portfolio Manager

Past performance cannot guarantee future results. Prices will fluctuate and redemption value may be more or less than original investment. This Fund is not insured by the FDIC and is not a deposit or other obligation of or guaranteed by Resource Trust Company or any of its affiliates.

                          Eastcliff Total Return Fund
                            STATEMENT OF NET ASSETS
                         December 31, 1999 (Unaudited)

SHARES OR                                                             QUOTED
PRINCIPAL                                                             MARKET
  AMOUNT                                                  COST         VALUE
  ------                                                  ----         -----
LONG-TERM INVESTMENTS -- 96.8% (A)<F2>

COMMON STOCKS -- 96.8% (A)<F2>

CAPITAL GOODS SECTOR -- 5.3%
----------------------------

          ELECTRICAL EQUIPMENT -- 5.3%
   9,000  General Electric Co.                         $   241,832 $ 1,392,750

COMMUNICATION SERVICES SECTOR -- 7.8%
-------------------------------------

          TELECOMMUNICATION-LONG DISTANCE -- 7.8%
  15,000  MCI WorldCom Inc.*<F1>                           379,350     795,937
   6,000  Qwest Communications
            International, Inc.*<F1>                       192,735     258,000
  20,000  Vodafone AirTouch
            PLC SP ADR                                     505,480     990,000
                                                       ----------- -----------
                                                         1,077,565   2,043,937

CONSUMER CYCLICALS SECTOR -- 8.6%
---------------------------------

          RETAIL-BUILDING SUPPLIES -- 3.9%
  15,000  The Home Depot, Inc.                             487,475   1,028,437

          RETAIL-GENERAL MERCHANTS -- 4.7%
   6,000  Costco Wholesale Corp.*<F1>                      468,625     547,500
  10,000  Wal-Mart Stores, Inc.                            458,350     691,250
                                                       ----------- -----------
                                                           926,975   1,238,750

CONSUMER STAPLES SECTOR -- 2.4%
-------------------------------

          BROADCAST MEDIA -- 2.4%
   7,000  Clear Channel
            Communications, Inc.*<F1>                      583,814     624,750

FINANCIALS SECTOR -- 4.6%
-------------------------

          INSURANCE-MULTILINE -- 4.6%
  11,250  American International
            Group, Inc.                                    273,556   1,216,406

HEALTHCARE SECTOR -- 11.9%
--------------------------

          DIVERSE -- 8.1%
  18,500  Bristol-Myers Squibb Co.                         303,059   1,187,469
  10,000  Johnson & Johnson                                299,675     931,250
                                                       ----------- -----------
                                                           602,734   2,118,719

          DRUGS MAJOR -- 3.8%
  30,500  Pfizer Inc.                                      203,678     989,344

TECHNOLOGY SECTOR -- 55.1%
--------------------------

          COMMUNICATION-EQUIPMENT -- 19.6%
  14,588  Lucent Technologies Inc.                         298,780   1,091,365
  18,000  Nokia Corp. "A" ADR                              288,270   3,420,000
  10,000  Tellabs, Inc.*<F1>                               593,750     641,875
                                                       ----------- -----------
                                                         1,180,800   5,153,240

          COMPUTER HARDWARE -- 10.6%
   5,500  Hewlett-Packard Co.                              531,767     626,656
  10,000  International Business
            Machines Corp.                                 199,463   1,080,000
  14,000  Sun Microsystems, Inc.*<F1>                      607,670   1,084,125
                                                       ----------- -----------
                                                         1,338,900   2,790,781

          COMPUTER SOFTWARE/SERVICES -- 5.9%
  13,300  Microsoft Corp.*<F1>                             190,959   1,552,775

          COMPUTERS-NETWORKING -- 6.5%
  16,000  Cisco Systems Inc.*<F1>                          440,925   1,714,000

          COMPUTERS-PERIPHERAL -- 6.8%
   9,000  EMC Corp. (Mass.)*<F1>                           631,621     983,250
   9,000  Lexmark International
            Group, Inc.*<F1>                               583,583     814,500
                                                       ----------- -----------
                                                         1,215,204   1,797,750

          ELECTRONICS-SEMICONDUCTORS -- 5.7%
   7,600  Intel Corp.                                      133,422     625,575
   9,000  Texas Instruments Inc.                           790,604     871,875
                                                       ----------- -----------
                                                           924,026   1,497,450

UTILITIES SECTOR -- 1.1%
------------------------

          NATURAL GAS -- 1.1%
   7,000  Kinder Morgan Energy
            Partners, L.P.                                 287,983     290,063
                                                       ----------- -----------
              Total common stocks                        9,976,426  25,449,152
                                                       ----------- -----------
              Total long-term
                investments                              9,976,426  25,449,152

SHORT-TERM INVESTMENTS -- 3.3% (A)<F2>

          VARIABLE RATE DEMAND NOTE
$856,528  Firstar Bank U.S.A., N.A.                        856,528     856,528
                                                       ----------- -----------
              Total short-term
                investments                                856,528     856,528
                                                       ----------- -----------
              Total investments                        $10,832,954  26,305,680
                                                       -----------
                                                       -----------
          Liabilities, less cash and
            receivables (0.1%) (A)<F2>                                 (16,938)
                                                                   -----------
              Net Assets                                           $26,288,742
                                                                   -----------
                                                                   -----------
              Net Asset Value Per Share
                ($0.01 par value 300,000,000
                shares authorized), offering
                and redemption price
                ($26,288,742 / 1,137,191
                shares outstanding)                                $     23.12
                                                                   -----------
                                                                   -----------

  *<F1>   Non-income producing security.
(a)<F2>   Percentages for the various classifications relate to net assets.

  The accompanying notes to financial statements are an integral part of this statement.

                          Eastcliff Total Return Fund
                            STATEMENT OF OPERATIONS
              For the Period Ending December 31, 1999 (Unaudited)

INCOME:
   Dividends                                                        $   58,273
   Interest                                                             24,028
                                                                    ----------
       Total income                                                     82,301
                                                                    ----------

EXPENSES:
   Management fees                                                     121,142
   Administrative services                                              24,143
   Professional fees                                                    12,557
   Transfer agent fees                                                   7,197
   Custodian fees                                                        3,012
   Printing and postage expense                                          2,601
   Registration fees                                                     2,408
   Board of Directors fees                                                 250
   Other expenses                                                        2,533
                                                                    ----------
       Total expenses before reimbursement                             175,843
   Less expenses assumed by adviser                                    (18,443)
                                                                    ----------
       Net expenses                                                    157,400
                                                                    ----------
NET INVESTMENT LOSS                                                    (75,099)
                                                                    ----------
NET REALIZED GAIN ON INVESTMENTS                                     1,807,813
NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS               2,436,344
                                                                    ----------
NET GAIN ON INVESTMENTS                                              4,244,157
                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $4,169,058
                                                                    ----------
                                                                    ----------

                       STATEMENTS OF CHANGES IN NET ASSETS
            For the Period Ending December 31, 1999 (Unaudited) and
                        For the Year Ended June 30, 1999

                                                    DECEMBER 31,     JUNE 30,
                                                        1999           1999
                                                    ------------   ------------
OPERATIONS:
   Net investment (loss) income                     $   (75,099)   $   108,705
   Net realized gain on investments                   1,807,813      3,979,587
   Net increase in unrealized appreciation
     on investments                                   2,436,344        901,682
                                                    -----------    -----------
       Net increase in net assets resulting
         from operations                              4,169,058      4,989,974
                                                    -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income ($0.02364
     and $0.16696 per share, respectively)              (24,713)      (192,872)
   Distributions from net realized gains ($3.73142
     and $2.35253 per share, respectively)           (3,957,048)    (2,719,992)
                                                    -----------    -----------
       Total distributions                           (3,981,761)    (2,912,864)
                                                    -----------    -----------

FUND SHARE ACTIVITIES:
   Proceeds from shares issued (13,979 and
     119,629 shares, respectively)                      307,026      2,609,981
   Net asset value of shares issued in distributions
     (180,696 and 120,051 shares, respectively)       3,595,034      2,587,962
   Cost of shares redeemed (127,935 and 352,993
     shares, respectively)                           (2,802,201)    (7,727,554)
                                                    -----------    -----------
       Net increase (decrease) in net assets
         derived from Fund share activities           1,099,859     (2,529,611)
                                                    -----------    -----------
       TOTAL INCREASE (DECREASE)                      1,287,156       (452,501)

NET ASSETS AT THE BEGINNING OF THE PERIOD            25,001,586     25,454,087
                                                    -----------    -----------
NET ASSETS AT THE END OF THE PERIOD
   (including undistributed net investment income
     of $-0- and $24,705, respectively)             $26,288,742    $25,001,586
                                                    -----------    -----------
                                                    -----------    -----------

  The accompanying notes to financial statements are an integral part of these statements.

                          Eastcliff Total Return Fund
                              FINANCIAL HIGHLIGHTS
 (Selected Data for each share of the Fund outstanding throughout each period)

                                                                                                                     FOR THE
                                                                                                                      PERIOD
                                                     (UNAUDITED)                                                       FROM
                                                    FOR THE PERIOD                                                  OCTOBER 1,
                                                        ENDING                  YEARS ENDED JUNE 30,                  1994 TO
                                                     DECEMBER 31,    -------------------------------------------     JUNE 30,
                                                         1999         1999         1998       1997         1996        1995
                                                     ------------    ------       ------     ------       ------      ------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                    $23.36       $21.50       $16.86     $14.62       $11.96      $11.92
Income from investment operations:
   Net investment (loss) income                          (0.07)        0.10         0.23       0.23         0.09        0.14
   Net realized and unrealized
     gains on investments                                 3.58         4.28         5.19       3.47         2.90        0.71
                                                        ------       ------       ------     ------       ------      ------
Total from investment operations                          3.51         4.38         5.42       3.70         2.99        0.85

Less distributions:
   Dividends from net investment income                  (0.02)       (0.17)       (0.25)     (0.12)       (0.17)      (0.14)
   Distributions from net realized gains                 (3.73)       (2.35)       (0.53)     (1.34)       (0.16)      (0.67)
                                                        ------       ------       ------     ------       ------      ------
Total from distributions                                 (3.75)       (2.52)       (0.78)     (1.46)       (0.33)      (0.81)
                                                        ------       ------       ------     ------       ------      ------
Net asset value, end of period                          $23.12       $23.36       $21.50     $16.86       $14.62      $11.96
                                                        ------       ------       ------     ------       ------      ------
                                                        ------       ------       ------     ------       ------      ------

TOTAL INVESTMENT RETURN (d)<F7>                          18.4%*<F3>   21.7%        33.3%      28.1%        25.4%       10.4%(a)<F4>

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's $)                  26,289       25,002       25,454     21,626       17,799       15,806
Ratio of expenses (after reimbursement)
  to average net assets(b)<F5>                            1.3%(a)<F4>  1.3%         1.3%       1.3%         1.3%        1.5%(a)<F4>
Ratio of net investment (loss) income
  to average net assets(c)<F6>                           (0.6%)(a)<F4> 0.4%         1.2%       1.5%         0.7%        2.5%(a)<F4>
Portfolio turnover rate                                  28.9%        32.9%        38.4%      58.3%        95.1%       89.4%

  *<F3>   Not annualized.
(a)<F4>   Annualized.
(b)<F5> Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses, the ratios would have been, for the period ending December 31, 1999, and for the years ended June 30, 1999, 1998, 1997 and 1996 and for the period from October 1, 1994 to June 30, 1995, as follows: 1.5%(a)<F4>, 1.4%, 1.4%,
          1.5%, 1.6% and 2.6%(a)<F4>, respectively.
(c)<F6> If the Fund had paid all of its expenses, the ratios would have been, for the period ending December 31, 1999, and for the years ended June 30, 1999, 1998, 1997 and 1996 and for the period from October 1, 1994 to June 30, 1995, as follows: (0.8%)(a)<F4>, 0.3%, 1.1%, 1.3%, 0.4%
          and 1.4%(a)<F4>, respectively.
(d)<F7> Effective December 31, 1994, the Fund changed investment advisers from Fiduciary Management, Inc. to Resource Capital Advisers, Inc.

  The accompanying notes to financial statements are an integral part of this statement.

                                   Eastcliff
                                  Growth Fund

                                                                February 9, 2000

Dear Shareholder:

  It happened again. For a record fifth consecutive year, the U.S. equity market in 1999 gained over 20%. Although returns in 1999, ranging from 21% for the S&P 500 to a record smashing 86% for the NASDAQ, were more than pleasing -- and better than anyone expected a year ago -- the gains were very narrowly distributed. Again as in 1998, more stocks declined for all of 1999 than
                                            --------
advanced. Excluding technology and telecommunications companies, the S&P 500 Index was flat for the year. According to one market analyst, stocks with no earnings gained on average more than 50%, while those with earnings were down
-----------                                              -------------
an average of 20%. On the New York Stock Exchange, 36% of all common stocks declined 20% or more for the year. The Eastcliff Growth Fund returned 19.1% for the twelve months ending December 31, 1999. This compares with the 21.1% return for the S&P 500 Index and the Russell 1000 Growth's 33.2% upward move for the year. Since the Fund's inception on July 1, 1995, it has delivered an annualized return of 21.4%.

  The Internet is a transforming event that is changing the world, a new era of technological innovation. The success to date and tremendous potential can be explained by conventional economics. The technology-based sector of the economy keeps producing products that are cheaper, while performance gets better. As prices drop, demand rises. And increased volume helps spread overhead and reduce costs further. Through relentless innovation and brutal competition, technology and all of its manifestations is accelerating its growth with good profits for the leaders. These companies are increasing their return-on-equity and their share of profits in the world economy. As technology based "stuff" gets cheaper it puts pressure on the prices of other goods and services. This critical factor may be the primary cause of the narrowness in 1999 equity market returns.

  The strongest performing sector in the equity market for 1999 was Technology. It comes as no surprise that a majority of the return in the Eastcliff Growth Fund was also realized in technology companies. The best performing stocks in the Fund included long-time holding Cisco Systems, Oracle Corp., JDS Uniphase and Veritas Software. In addition, our strong stock selection in Consumer Service companies added value relative to the Russell 1000 Growth Index with companies like Wal-Mart, Home Depot and CBS Corp. leading the way. The fear of reduced government payments for hospital services continued to overhang the entire Healthcare sector. For the quarter and year, healthcare services performed poorly and detracted from the Fund's absolute return. Our slight overweight in Financial Service companies also negatively impacted results.

  As of December 22, 1999, your Board of Directors declared a distribution of $1.5660 per share from net short-term gains and $2.8339 per share from long-term capital gains, payable December 23, 1999, to shareholders of record on December 21, 1999.

  We appreciate all of your support and interest in the Fund and look forward to providing each of our shareholders with favorable investment returns over the long term.

                                        Respectfully submitted,

                                        /s/ Clark J. Winslow

                                        Clark J. Winslow
                                        Portfolio Manager

Past performance cannot guarantee future results. Prices will fluctuate and redemption value may be more or less than original investment. This Fund is not insured by the FDIC and is not a deposit or other obligation of or guaranteed by Resource Trust Company or any of its affiliates.

                             Eastcliff Growth Fund
                      STATEMENT OF ASSETS AND LIABILITIES
                         December 31, 1999 (Unaudited)

ASSETS:
   Investments in securities, at value (cost $6,976,548)           $12,772,289
   Receivable from investments sold                                  2,573,699
   Dividend receivable                                                   3,093
   Interest receivable                                                   3,134
   Deferred organizational expenses                                      3,150
                                                                   -----------
       Total assets                                                $15,355,365
                                                                   -----------

LIABILITIES:
   Payable to brokers for investments purchased                    $    73,144
   Payable to adviser for management fees
     and deferred expenses                                              17,505
   Other liabilities                                                    11,176
                                                                   -----------
       Total liabilities                                           $   101,825
                                                                   -----------

NET ASSETS:
   Capital Stock, $0.01 per value; 300,000,000 shares
     authorized; 1,356,517 shares outstanding                        5,058,973
   Net unrealized appreciation on investments                        5,795,741
   Undistributed net realized gains on investments                   4,398,826
                                                                   -----------
       Net assets                                                   15,253,540
                                                                   -----------
       Total liabilities and net assets                            $15,355,365
                                                                   -----------
                                                                   -----------

CALCULATION OF REDEMPTION PRICE:
   Net asset value and redemption price per share
     ($15,253,540 / 1,356,517 shares outstanding)                  $     11.24
                                                                   -----------
                                                                   -----------

  The accompanying notes to financial statements are an integral part of this statement.

                             Eastcliff Growth Fund
                            SCHEDULE OF INVESTMENTS
                         December 31, 1999 (Unaudited)

SHARES OR                                                             QUOTED
PRINCIPAL                                                             MARKET
  AMOUNT                                                COST          VALUE
---------                                               ----          ------
LONG-TERM INVESTMENTS -- 98.3% (A)<F9>

COMMON STOCKS -- 98.3% (A)<F9>

CAPITAL GOODS SECTOR -- 6.4%
----------------------------

           ELECTRICAL EQUIPMENT -- 6.4%
   2,400   General Electric Co.                     $   261,594    $   371,400
   4,700   Solectron Corp.*<F8>                         406,756        447,087
                                                    -----------    -----------
                                                        668,350        818,487

COMMUNICATION SERVICES SECTOR -- 5.4%
-------------------------------------

           TELECOMMUNICATION-LONG DISTANCE -- 5.4%
   7,950   MCI WorldCom Inc.*<F8>                       229,065        421,847
   5,400   Vodafone AirTouch
             PLC SP ADR                                 190,426        267,300
                                                    -----------    -----------
                                                        419,491        689,147

CONSUMER CYCLICALS SECTOR -- 8.2%
---------------------------------

           LODGING-HOTELS -- 2.1%
   5,700   Carnival Corp.                               131,442        272,531

           RETAIL-BUILDING SUPPLIES -- 3.3%
   6,200   The Home Depot, Inc.                          53,485        425,088

           RETAIL-GENERAL MERCHANTS -- 2.8%
   5,100   Wal-Mart Stores, Inc.                        152,917        352,537

CONSUMER STAPLES SECTOR -- 9.4%
-------------------------------

           BROADCAST MEDIA -- 8.0%
   4,000   AMFM Inc.*<F8>                               221,569        313,000
   6,700   CBS Corp.*<F8>                               187,112        428,381
   3,185   Clear Channel
             Communications, Inc.*<F8>                  163,035        284,261
                                                    -----------    -----------
                                                        571,716      1,025,642

           ENTERTAINMENT -- 1.4%
   2,500   Time Warner Inc.                             159,751        181,094

FINANCIALS SECTOR -- 6.1%
-------------------------

           BANKS-MAJOR REGIONAL -- 1.8%
   5,800   Wells Fargo Co.                              184,046        234,537

           CONSUMER FINANCE -- 4.3%
  10,875   MBNA Corp.                                    72,317        296,344
   2,800   Providian Financial Corp.                    267,883        254,975
                                                    -----------    -----------
                                                        340,200        551,319

HEALTHCARE SECTOR -- 1.7%
-------------------------

           MEDICAL PRODUCTS & SUPPLIES -- 1.7%
   5,800   Medtronic, Inc.                              204,436        211,338

TECHNOLOGY SECTOR -- 53.3%
--------------------------

           COMMUNICATION-EQUIPMENT -- 13.7%
   1,900   Comverse
             Technology, Inc.*<F8>                      146,109        275,025
   3,700   General Instrument Corp.*<F8>                188,339        314,500
   3,100   Nokia Corp. "A" ADR                          294,625        589,000
   1,200   QUALCOMM Inc.*<F8>                            74,076        211,350
   5,600   Tellabs, Inc.*<F8>                            92,342        359,450
                                                    -----------    -----------
                                                        795,491      1,749,325

           COMPUTER HARDWARE -- 4.2%
   5,700   Dell Computer Corp.*<F8>                     206,159        290,700
   3,200   Sun Microsystems, Inc.*<F8>                  144,257        247,800
                                                    -----------    -----------
                                                        350,416        538,500

           COMPUTER SOFTWARE/SERVICES -- 16.0%
   6,700   America Online, Inc.*<F8>                    346,835        505,431
   1,800   Legato Systems, Inc.*<F8>                     94,764        123,863
   5,900   Microsoft Corp.*<F8>                          98,623        688,825
     700   MicroStrategy, Inc.*<F8>                      77,141        147,000
   3,300   Oracle Corp.*<F8>                            118,736        369,806
   3,200   Synopsys, Inc.*<F8>                          145,200        213,600
                                                    -----------    -----------
                                                        881,299      2,048,525

           COMPUTERS-NETWORKING -- 5.3%
   6,300   Cisco Systems Inc.*<F8>                       36,488        674,888

           COMPUTERS-PERIPHERAL -- 2.8%
   3,300   EMC Corp. (Mass.)*<F8>                       204,447        360,525

           ELECTRONICS-SEMICONDUCTORS -- 8.7%
   5,200   Intel Corp.                                  308,941        428,025
   2,200   JDS Uniphase Corp.*<F8>                       91,112        354,887
   2,200   Linear Technology Corp.                      146,708        157,438
   1,700   Texas Instruments Inc.                       143,752        164,688
                                                    -----------    -----------
                                                        690,513      1,105,038

           SERVICES-DATA PROCESSING -- 2.6%
   8,500   Fiserv, Inc.*<F8>                            158,799        325,656

TRANSPORTATION SECTOR -- 2.6%
-----------------------------

           RAILROADS -- 2.6%
   4,400   Kansas City Southern
             Industries, Inc.                           203,771        328,350

UTILITIES SECTOR -- 5.2%
------------------------

           NATURAL GAS -- 2.2%
   6,300   Enron Corp.                                  260,149        279,563

           POWER PRODUCERS-INDEPENDENT -- 3.0%
   5,200   AES Corp.*<F8>                               297,842        388,700
                                                    -----------    -----------
           Total common stocks                        6,765,049     12,560,790
                                                    -----------    -----------
               Total long-term
                 investments                          6,765,049     12,560,790

SHORT-TERM INVESTMENTS -- 1.7% (A)<F9>

           VARIABLE RATE DEMAND NOTES
$ 83,499   Firstar Bank U.S.A., N.A.                     83,499         83,499
 128,000   Wisconsin Corporate
             Central Credit Union                       128,000        128,000
                                                    -----------    -----------
               Total short-term
                 investments                            211,499        211,499
                                                    -----------    -----------
               TOTAL INVESTMENTS
                 - 100%                             $ 6,976,548    $12,772,289
                                                    -----------    -----------
                                                    -----------    -----------

  *<F8>   Non-income producing security.
(a)<F9> Percentages for the various classifications relate to total investments.

  The accompanying notes to financial statements are an integral part of this schedule.

                             Eastcliff Growth Fund
                            STATEMENT OF OPERATIONS
              For the Period Ending December 31, 1999 (Unaudited)

INCOME:
   Dividends                                                        $   35,330
   Interest                                                             46,434
                                                                    ----------
       Total income                                                     81,764
                                                                    ----------

EXPENSES:
   Management fees                                                     116,702
   Administrative services                                              21,305
   Professional fees                                                    16,342
   Transfer agent fees                                                   6,917
   Custodian fees                                                        5,670
   Amortization of organizational expenses                               3,151
   Registration fees                                                     2,245
   Printing and postage expense                                          1,096
   Board of Directors fees                                                 250
   Other expenses                                                        2,394
                                                                    ----------
       Total expenses before reimbursement                             176,072
                                                                    ----------
   Less expenses assumed by adviser                                    (27,186)
                                                                    ----------
       Net expenses                                                    148,886
                                                                    ----------
NET INVESTMENT LOSS                                                    (67,122)
                                                                    ----------
NET REALIZED GAIN ON INVESTMENTS                                     9,782,013
NET DECREASE IN UNREALIZED APPRECIATION ON INVESTMENTS              (8,508,343)
                                                                    ----------
NET GAIN ON INVESTMENTS                                              1,273,670
                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $1,206,548
                                                                    ----------
                                                                    ----------

                       STATEMENTS OF CHANGES IN NET ASSETS
            For the Period Ending December 31, 1999 (Unaudited) and
                        For the Year Ended June 30, 1999

                                                    DECEMBER 31,     JUNE 30,
                                                        1999           1999
                                                    ------------   ------------
OPERATIONS:
   Net investment loss                              $   (67,122)  $   (338,893)
   Net realized gain on investments                   9,782,013      6,333,970
   Net decrease in unrealized appreciation
     on investments                                  (8,508,343)    (3,348,005)
                                                    -----------    -----------
       Net increase in net assets resulting
         from operations                              1,206,548      2,647,072
                                                    -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from net realized gains ($6.42145
     and $3.2244 per share, respectively)           (10,647,441)   (10,153,275)
                                                    -----------    -----------
       Total distributions                          (10,647,441)   (10,153,275)
                                                    -----------    -----------

FUND SHARE ACTIVITIES:
   Proceeds from shares issued (40,484 and
     119,876 shares, respectively)                      514,522      1,729,497
   Net asset value of shares issued in distributions
     (211,223 and 704,428 shares, respectively)       2,338,609      9,744,911
   Cost of shares redeemed (1,675,923 and
     1,214,807 shares, respectively)                (21,532,554)   (17,188,048)
                                                    -----------    -----------
       Net decrease in net assets derived
         from Fund share activities                 (18,679,423)    (5,713,640)
                                                    -----------    -----------
       TOTAL DECREASE                               (28,120,316)   (13,219,843)
NET ASSETS AT THE BEGINNING OF THE PERIOD            43,373,856     56,593,699
                                                    -----------    -----------
NET ASSETS AT THE END OF THE PERIOD                 $15,253,540    $43,373,856
                                                    -----------    -----------
                                                    -----------    -----------

  The accompanying notes to financial statements are an integral part of these statements.

                             Eastcliff Growth Fund
                              FINANCIAL HIGHLIGHTS
 (Selected Data for each share of the Fund outstanding throughout each period)

                                                      (UNAUDITED)                    FOR THE
                                                     FOR THE PERIOD           YEARS ENDED JUNE 30,           FOR THE PERIOD FROM
                                                  ENDING DECEMBER 31,   --------------------------------    JULY 1, 1995+<F10> TO
                                                          1999            1999         1998        1997         JUNE 30, 1996
                                                  -------------------    ------       ------      ------     -------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                   $15.60            $17.85       $13.92      $12.56            $10.00
Income from investment operations:
   Net investment loss (b)<F13>                         (0.04)            (0.18)       (0.15)      (0.14)            (0.08)
   Net realized and unrealized gains on investments      2.10              1.15         4.71        1.50              2.64
                                                       ------            ------       ------      ------            ------
Total from investment operations                         2.06              0.97         4.56        1.36              2.56
Less distributions:
   Dividend from net investment income                     --                --           --          --                --
   Distributions from net realized gains                (6.42)            (3.22)       (0.63)         --                --
                                                       ------            ------       ------      ------            ------
Total from distributions                                (6.42)            (3.22)       (0.63)         --                --
                                                       ------            ------       ------      ------            ------
Net asset value, end of period                         $11.24            $15.60       $17.85      $13.92            $12.56
                                                       ------            ------       ------      ------            ------
                                                       ------            ------       ------      ------            ------

TOTAL INVESTMENT RETURN                                 18.5%*<F11>        8.0%        33.9%       10.8%             25.6%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's $)                 15,254            43,374       56,594      46,389            46,193
Ratio of expenses (after reimbursement)
  to average net assets (c)<F14>                         1.3%(a)<F12>      1.3%         1.3%        1.3%              1.3%
Ratio of net investment loss to
  average net assets (d)<F15>                           (0.6%)(a)<F12>    (0.7%)       (0.9%)      (1.0%)            (0.8%)
Portfolio turnover rate                                 50.1%             86.3%        93.3%       54.3%             40.3%

   +<F10>  Commencement of operations.
 (*)<F11>  Not annualized.
 (a)<F12>  Annualized.
 (b)<F13> For the period ending December 31, 1999, net investment loss per share is calculated using average shares outstanding. For all other periods, net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
 (c)<F14> Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses, the ratios would have been, for the period ending December 31, 1999 and for the years ended June 30, 1997 and 1996, 1.5%(a)<F12>, 1.3% and 1.4%, respectively.
 (d)<F15> If the Fund had paid all of its expenses, the ratios would have been, for the period ending December 31, 1999 and for the years ended June 30, 1997 and 1996, (0.8%)(a)<F12>, (1.0%) and (0.9%),
           respectively.

  The accompanying notes to financial statements are an integral part of this statement.

                         Eastcliff Emerging Growth Fund

                                                                February 9, 2000

Dear Shareholder:

  The Eastcliff Emerging Growth Fund completed its first full quarter on December 31, 1999. We were pleased to record a 29.9% gain for the quarter. By comparison, the Russell 2000 Growth rose 33.4% in the same period. While technology stocks contributed over 100% of the year's performance for the Index, our diversified portfolio benefited from stellar returns in a variety of industries. In the technology sector, which comprised 35% of the portfolio, we had solid returns in both software stocks and satellite-related companies. Equally important to performance were our four radio station consolidators with returns exceeding the benchmark. Our specialty pharmaceutical companies also contributed to a good quarter.

  After five years of underperformance, small-cap growth stocks outperformed the S&P 500 and larger growth stocks in 1999. The Russell 2000 Index rose 21.3% for the year, but the median stock in the Index declined 4.9% and more than half of the industry sub-sectors showed losses. Thanks to the technology sector, the growth component of this Index rose 42.5%, making 1999 the biggest single year gain since the Index was established in 1993. The lack of breadth in the market, however, made 1999 a year of stock selection and industry focus.

  As of December 22, 1999, your Board of Directors declared a distribution of $0.14382 per share from net short-term gains, payable December 23, 1999, to shareholders of record on December 21, 1999.

  We are very optimistic about future opportunities in the Fund. Small capitalization stocks remain significantly undervalued versus larger companies. We also believe that growth stocks are poised again to outperform the value sector. We will continue to explore the investment potential of exciting, new concepts and technologies being created.

                                    Sincerely,

                                    /s/ Gail M. Knappenberger

                                    Gail M. Knappenberger
                                    Portfolio Manager

Past performance cannot guarantee future results. Prices will fluctuate and redemption value may be more or less than original investment. This Fund is not insured by the FDIC and is not a deposit or other obligation of or guaranteed by Resource Trust Company or any of its affiliates.

                         Eastcliff Emerging Growth Fund
                            STATEMENT OF NET ASSETS
                         December 31, 1999 (Unaudited)

SHARES OR                                                             QUOTED
PRINCIPAL                                                             MARKET
  AMOUNT                                                  COST         VALUE
---------                                                 ----        ------
LONG-TERM INVESTMENTS -- 94.7% (A)<F17>

COMMON STOCKS -- 94.7% (A)<F17>

CAPITAL GOODS SECTOR -- 2.4%
----------------------------

           CONTAINERS-METAL/GLASS -- 1.6%
   5,900   Mobile Mini, Inc.*<F16>                     $  124,006   $  126,850

           MANUFACTURER-SPECIAL -- 0.8%
   4,000   Yankee Candle Co., Inc.*<F16>                   64,240       65,250

COMMUNICATION SERVICES SECTOR -- 1.6%
-------------------------------------

           TELECOMMUNICATION-CELLULAR -- 1.6%
   3,900   Crown Castle
             International Corp.*<F16>                     72,637      125,287

CONSUMER CYCLICALS SECTOR -- 23.4%
----------------------------------

           BUILDING MATERIALS -- 0.9%
   2,650   Trex Company, Inc.*<F16>                        66,798       70,888

           LEISURE TIME-PRODUCTS -- 1.4%
   5,900   JAKKS Pacific, Inc.*<F16>                      139,111      110,256

           PUBLISHING -- 1.6%
   5,200   Penton Media, Inc.                              82,287      124,800

           RETAIL-APPAREL -- 4.9%
   4,200   Abercrombie & Fitch Co.*<F16>                  133,958      112,087
   2,600   American Eagle
             Outfitters, Inc.*<F16>                       139,213      117,000
   2,500   Chico's FAS, Inc.*<F16>                        106,461       94,063
   5,500   David's Bridal, Inc.*<F16>                      55,000       61,531
                                                       ----------   ----------
                                                          434,632      384,681

           RETAIL-COMPUTERS & ELECTRONICS -- 3.4%
   3,550   Tweeter Home Entertainment
             Group, Inc.*<F16>                            125,736      126,025
   5,500   Ultimate Electronics, Inc.*<F16>               105,103      136,125
                                                       ----------   ----------
                                                          230,839      262,150

           RETAIL-DISCOUNTERS -- 1.1%
   5,000   Family Dollar Stores, Inc.                     107,800       81,563

           RETAIL-SPECIALTY -- 5.4%
   4,000   Linens 'n Things, Inc.*<F16>                   136,228      118,500
   9,200   O'Reilly Automotive, Inc.*<F16>                216,075      197,800
   6,700   School Specialty, Inc.*<F16>                   110,550      101,338
                                                       ----------   ----------
                                                          462,853      417,638

           SERVICES-COMMERCIAL & CONSUMER -- 4.7%
   2,650   The Corporate Executive
             Board Co.*<F16>                              107,100      148,069
   1,000   Digital Island Inc.*<F16>                       28,421       95,125
   4,100   NCO Group, Inc.*<F16>                          174,925      123,512
                                                       ----------   ----------
                                                          310,446      366,706

CONSUMER STAPLES SECTOR -- 12.9%
--------------------------------

           BROADCAST MEDIA -- 8.8%
   2,600   Citadel Communications
             Corp.*<F16>                                   89,375      168,675
   1,600   Emmiss Communications
             Corp.*<F16>                                  140,837      199,425
   1,600   Radio One, Inc.*<F16>                           95,625      147,200
   4,350   Spanish Broadcasting
             System, Inc.*<F16>                           125,797      175,087
                                                       ----------   ----------
                                                          451,634      690,387

           HOUSEHOLD PRODUCTS -- 1.4%
   7,800   Koala Corp.*<F16>                              120,713      109,200

           RESTAURANTS -- 2.7%
   6,100   O'Charleys Inc.*<F16>                           89,975       80,063
   5,200   P.F. Chang's China
             Bistro, Inc.*<F16>                           107,900      129,350
                                                       ----------   ----------
                                                          197,875      209,413

FINANCIALS SECTOR -- 1.8%
-------------------------

           BANKS-MAJOR REGIONAL -- 1.4%
   2,200   Silicon Vally Bancshares*<F16>                  98,363      108,900

           INVESTMENT BANKS/BROKERS -- 0.4%
     900   eSPEED, Inc.*<F16>                              22,025       32,006

HEALTHCARE SECTOR -- 4.0%
-------------------------

           DRUGS MAJOR -- 2.9%
   3,400   Jones Pharma Inc.                              116,512      147,687
   1,800   Medicis Pharmaceutical
             Corp.*<F16>                                   58,946       76,613
                                                       ----------   ----------
                                                          175,458      224,300

           MEDICAL PRODUCTS & SUPPLIES -- 1.1%
   3,600   Sybron International
             Corp.*<F16>                                   97,379       88,875

TECHNOLOGY SECTOR -- 45.3%
--------------------------

           COMMUNICATION-EQUIPMENT -- 10.4%
   4,400   Alaska Communications
             Systems Holdings, Inc.*<F16>                  62,252       54,450
   2,700   American Mobile Satellite
             Corp.*<F16>                                   30,626       56,869
   2,300   Ancor Communications,
             Inc.*<F16>                                   107,275      156,112
   7,200   Globecomm Systems Inc*<F16>                    144,206      181,800
   6,300   Integral Systems, Inc.*<F16>                   188,450      277,988
   4,000   Metalink Ltd.*<F16>                             94,000       81,500
                                                       ----------   ----------
                                                          626,809      808,719

           COMPUTER SOFTWARE/SERVICES -- 24.6%
   4,200   Advent Software, Inc.*<F16>                    248,921      270,637
   3,900   Exchange Applications,
             Inc.*<F16>                                   118,950      217,912
   3,000   Great Plains Software,
             Inc.*<F16>                                   165,898      224,250
   7,500   The InterCept Group*<F16>                      134,062      222,656
   3,900   Legato Systems, Inc.*<F16>                     177,937      268,369
   3,000   Peregrine Systems, Inc.*<F16>                  126,938      252,563
   1,400   Quintus Corp.*<F16>                             70,000       64,225
   5,700   SalesLogix, Corp.*<F16>                        116,850      234,056
   9,800   Zamba Corp.*<F16>                              118,184      170,275
                                                       ----------   ----------
                                                        1,277,740    1,924,943

           ELECTRONICS-SEMICONDUCTORS -- 4.2%
   2,800   ANADIGICS, Inc.*<F16>                          136,168      132,125
   3,800   Semtech Corp.*<F16>                            157,906      198,075
                                                       ----------   ----------
                                                          294,074      330,200

           SERVICES-DATA PROCESSING -- 6.1%
   1,800   DST Systems, Inc.*<F16>                        120,662      137,362
   4,600   Fiserv, Inc.*<F16>                             131,444      176,238
   4,300   National Computer
             Systems, Inc.                                162,111      161,788
                                                       ----------   ----------
                                                          414,217      475,388

TRANSPORTATION SECTOR -- 3.3%
-----------------------------

           AIR FREIGHT -- 3.3%
   5,900   Eagle USA
             Airfreight, Inc.*<F16>                       172,206      254,438
                                                       ----------   ----------
               Total common stocks                      6,044,142    7,392,838
                                                       ----------   ----------
               Total long-term
                 investments                            6,044,142    7,392,838

SHORT-TERM INVESTMENTS -- 5.4% (A)<F17>

           VARIABLE RATE DEMAND NOTE
$ 41,000   Firstar Bank U.S.A., N.A.                       41,000       41,000
 380,851   Wisconsin Corporate
             Central Credit Union                         380,851      380,851
                                                       ----------   ----------
               Total short-term
                 investments                              421,851      421,851
                                                       ----------   ----------
               Total investments                       $6,465,993    7,814,689
                                                       ----------
                                                       ----------
           Liabilities, less cash and
             receivables (0.1%) (A)<F17>                                (3,938)
                                                                    ----------
               Net Assets                                           $7,810,751
                                                                    ----------
                                                                    ----------
               Net Asset Value Per Share
                 ($0.01 par value 300,000,000
                 shares authorized), offering
                 and redemption price
                 ($7,810,751 / 608,466
                 shares outstanding)                                $    12.84
                                                                    ----------
                                                                    ----------

  *<F16>   Non-income producing security.
(a)<F17>   Percentages for the various classifications relate to net assets.

  The accompanying notes to financial statements are an integral part of this statement.

                         Eastcliff Emerging Growth Fund
                            STATEMENT OF OPERATIONS
     For the Period from September 30, 1999 (commencement of operations)
                        to December 31, 1999 (Unaudited)

INCOME:
   Dividends                                                       $      688
   Interest                                                            14,548
                                                                   ----------
       Total income                                                    15,236
                                                                   ----------

EXPENSES:
   Management fees                                                     15,338
   Professional fees                                                    5,345
   Registration fees                                                    3,607
   Administrative services                                              3,068
   Transfer agent fees                                                  3,046
   Custodian fees                                                       2,265
   Printing and postage expense                                           130
   Other expenses                                                         532
                                                                   ----------
       Total expenses before reimbursement                             33,331
   Less expenses assumed by adviser                                   (13,392)
                                                                   ----------
       Net expenses                                                    19,939
                                                                   ----------
NET INVESTMENT LOSS                                                    (4,703)
                                                                   ----------
NET REALIZED GAIN ON INVESTMENTS                                      351,045
NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS              1,348,696
                                                                   ----------
NET GAIN ON INVESTMENTS                                             1,699,741
                                                                   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $1,695,038
                                                                   ----------
                                                                   ----------

  The accompanying notes to financial statements are an integral part of this statement.

                         Eastcliff Emerging Growth Fund
                       STATEMENT OF CHANGES IN NET ASSETS
     For the Period from September 30, 1999 (commencement of operations)
                        to December 31, 1999 (Unaudited)

OPERATIONS:
   Net investment loss                                             $   (4,703)
   Net realized gain on investments                                   351,045
   Net increase in unrealized appreciation on investments           1,348,696
                                                                   ----------
       Net increase in net assets resulting from operations         1,695,038
                                                                   ----------

DISTRIBUTION TO SHAREHOLDERS:
   Distribution from net realized gains ($0.14382 per share)          (83,872)
                                                                   ----------
       Total distribution                                             (83,872)
                                                                   ----------

FUND SHARE ACTIVITIES:
   Proceeds from shares issued (601,796 shares)                     6,118,684
   Net asset value of shares issued in
     distribution (6,670 shares)                                       80,901
   Cost of shares redeemed                                                 --
                                                                   ----------
       Net increase in net assets derived from
         Fund share activities                                      6,199,585
                                                                   ----------
       TOTAL INCREASE                                               7,810,751
NET ASSETS AT THE BEGINNING OF THE PERIOD                                  --
                                                                   ----------
NET ASSETS AT THE END OF THE PERIOD                                $7,810,751
                                                                   ----------
                                                                   ----------

                              FINANCIAL HIGHLIGHTS
  (Selected Data for each share of the Fund outstanding throughout the period)

                                                           (UNAUDITED)
                                                       FOR THE PERIOD FROM
                                                   SEPTEMBER 30, 1999+<F18> TO
                                                        DECEMBER 31, 1999
                                                   ---------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                          $10.00
Income from investment operations:
   Net investment loss                                         (0.01)
   Net realized and unrealized gains on investments             2.99
                                                              ------
Total from investment operations                                2.98
Less distributions:
   Dividend from net investment income                            --
   Distribution from net realized gains                        (0.14)
                                                              ------
Total from distributions                                       (0.14)
                                                              ------
Net asset value, end of period                                $12.84
                                                              ------
                                                              ------

TOTAL INVESTMENT RETURN                                        29.9%*<F19>

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's $)                         7,811
Ratio of expenses (after reimbursement)
  to average net assets (b)<F21>                                1.3%(a)<F20>
Ratio of net investment loss
  to average net assets (c)<F22>                               (0.3%)(a)<F20>
Portfolio turnover rate                                        29.5%

  +<F18>   Commencement of operations.
  *<F19>   Not annualized.
(a)<F20>   Annualized.
(b)<F21> Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses, the ratio would have been 2.2%(a)<F20>.
(c)<F22> If the Fund had paid all of its expenses, the ratio would have been (1.2%)(a)<F20>.

  The accompanying notes to financial statements are an integral part of these statements.

                               Eastcliff Regional
                              Small Capitalization
                                   Value Fund

                                                                February 9, 2000

Dear Shareholder:

  A philosopher once stated "life is understood backwards, but must be lived forwards." We are not sure the "understanding" part of this truism holds for the year 1999. For those practitioners of financial analysis who cling tenaciously to a belief in value versus price, 1999 has been a very trying time. The remarkable number of records set over this past year dwarfs almost anything seen in modern financial history if not the twentieth century. While it may be obvious we believe it bears repeating that all previous "new economies" eventually became old economies, and in those transitions, a tremendous amount of money was made and lost. In 1998, the battle was large versus small, in 1999
                  ---
it was growth versus value. In both cases, we have been on the defensive. Eventually, usually when least expected or forecasted an unwinding of the value compression occurs and a more rational environment prevails. A comment made repeatedly by us in the past year is that tending to the portfolio by investing in the most undervalued companies we can find and staying true to our discipline until the pendulum "swings back" to our favor has generally produced excellent rewards for our patience and diligence. That comment is no less true today than it was then. A twist on our opening sentence, "time will tell."

  Your portfolio of small capitalization companies provided a return of 0.05% for the year ending December 31, 1999 versus the Russell 2000 Composite Index which provided a return of 21.3% for the same period, the Russell 2000 Growth 43.1%, and the Russell 2000 Value -1.5%. The annualized return since inception, September 16, 1996, was 7.54%. At December 31, 1999 the Fund's assets were $48,282,524 and the net asset value was $12.38.

  As of December 22, 1999, your Board of Directors declared a distribution of $0.09215 per share from long-term capital gains, payable December 23, 1999, to shareholders of record on December 21, 1999.

  We appreciate your continued support.

  Sincerely,

  /s/ Richard W. Jensen     /s/ Elizabeth M. Lilly      /s/ Richard J. Rinkoff

  Richard W. Jensen         Elizabeth M. Lilly          Richard J. Rinkoff
  Portfolio Manager         Portfolio Manager           Portfolio Manager

Past performance cannot guarantee future results. Prices will fluctuate and redemption value may be more or less than original investment. This Fund is not insured by the FDIC and is not a deposit or other obligation of or guaranteed by Resource Trust Company or any of its affiliates.

               Eastcliff Regional Small Capitalization Value Fund
                            STATEMENT OF NET ASSETS
                         December 31, 1999 (Unaudited)

SHARES OR                                                             QUOTED
PRINCIPAL                                                             MARKET
  AMOUNT                                                  COST        VALUE
---------                                                 ----        ------

LONG-TERM INVESTMENTS -- 96.4% (A)<F24>

COMMON STOCKS -- 96.4% (A)<F24>

BASIC MATERIALS SECTOR -- 15.0%
-------------------------------

             AGRICULTURAL PRODUCTS -- 3.1%
    45,200   Corn Products
               International, Inc.                    $ 1,469,625  $ 1,480,300

             CHEMICALS-SPECIALTY -- 10.1%
    68,900   Ferro Corp.                                1,601,122    1,515,800
    39,900   H.B. Fuller Co.                            2,067,955    2,231,906
   108,500   Material Sciences Corp.*<F23>              1,426,771    1,105,344
                                                      -----------  -----------
                                                        5,095,848    4,853,050

             PAPER & FOREST PRODUCTS -- 1.8%
    18,500   Rayonier Inc.                                857,171      893,781

CAPITAL GOODS SECTOR -- 27.3%
-----------------------------

             AEROSPACE/DEFENSE -- 3.6%
    27,800   Alliant Techsystems Inc.*<F23>             1,584,807    1,732,287

             CONTAINERS-METAL/GLASS -- 3.6%
    87,300   U.S. Can Corp.*<F23>                       1,468,661    1,735,087

             ELECTRICAL EQUIPMENT -- 5.2%
    23,600   MagneTek, Inc.*<F23>                         370,933      181,425
    29,000   SPX Corp.*<F23>                            1,147,085    2,343,562
                                                      -----------  -----------
                                                        1,518,018    2,524,987

             MACHINERY-DIVERSE -- 4.0%
    69,000   Terex Corp.*<F23>                          1,541,602    1,914,750

             MANUFACTURER-DIVERSE -- 9.3%
    64,400   Graco Inc.                                 1,399,436    2,310,350
    27,800   Sames Corp.*<F23>                            986,000      423,950
   126,580   U.S. Industries, Inc.                      2,472,489    1,772,120
                                                      -----------  -----------
                                                        4,857,925    4,506,420

             MANUFACTURER-SPECIAL -- 1.6%
    31,500   Donaldson Company, Inc.                      550,980      757,969

CONSUMER CYCLICALS SECTOR -- 30.1%
----------------------------------

             AUTO PARTS & EQUIPMENT -- 8.7%
    93,700   Meritor Automotive, Inc.                   1,987,718    1,815,437
    49,100   Standard Motor
               Products, Inc.                             874,605      791,738
   102,500   Tower Automotive, Inc.*<F23>               1,814,346    1,582,344
                                                      -----------  -----------
                                                        4,676,669    4,189,519

             CONSUMER-JEWELRY/GIFT -- 0.2%
     8,100   Enesco Group Inc.                            207,180       89,606

             FOOTWEAR -- 1.5%
   108,500   The Stride Rite Corp.                      1,349,802      705,250

             LEISURE TIME-PRODUCTS -- 4.7%
    62,300   Polaris Industries Inc.                    2,128,081    2,258,375

             PUBLISHING-NEWSPAPER -- 2.5%
    30,200   Central Newspapers, Inc.                     742,763    1,189,125

             RETAIL-DISCOUNTERS -- 0.7%
    21,600   Damark International, Inc.*<F23>             283,703      340,200

             RETAIL-SPECIALTY -- 1.4%
    61,700   Funco, Inc.*<F23>                            941,102      690,269

             SERVICES-ADVERTISING/MARKETING -- 5.9%
    71,400   AC Nielsen Corp.*<F23>                     1,364,863    1,758,225
    24,800   True North
               Communications, Inc.                       716,208    1,108,250
                                                      -----------  -----------
                                                        2,081,071    2,866,475

             SERVICES-COMMERCIAL & CONSUMER -- 4.5%
    57,000   Alternative Resources Corp.*<F23>            606,115      313,500
    41,000   Midas, Inc.                                1,250,212      896,875
    50,900   Regis Corp.                                1,000,588      960,737
                                                      -----------  -----------
                                                        2,856,915    2,171,112

CONSUMER STAPLES SECTOR -- 12.8%
--------------------------------

             BROADCAST MEDIA -- 7.3%
    61,600   ValueVision
               International, Inc.*<F23>                1,613,467    3,530,450

             ENTERTAINMENT -- 2.0%
    39,700   LodgeNet Entertainment
               Corp.*<F23>                                404,289      987,537

             FOODS -- 2.8%
   100,300   International Multifoods
               Corp.                                    2,189,070    1,328,975

             RESTAURANTS -- 0.7%
    21,382   VICORP Restaurants, Inc.*<F23>               288,956      344,785

FINANCIALS SECTOR -- 7.5%
-------------------------

             BANKS-MAJOR REGIONAL -- 4.4%
    33,600   Community First
               Bankshares, Inc.                           438,286      529,200
    63,700   TCF Financial Corp.                        1,451,656    1,584,538
                                                      -----------  -----------
                                                        1,889,942    2,113,738

             INSURANCE-LIFE/HEALTH -- 0.8%
    67,900   RTW, Inc.*<F23>                              564,385      390,425

             INSURANCE-PROPERTY -- 2.3%
    57,000   Horace Mann Educators
               Corp.                                    1,258,339    1,118,625

HEALTHCARE SECTOR -- 0.7%
-------------------------

             MEDICAL PRODUCTS & SUPPLIES -- 0.7%
    46,900   Rochester Medical Corp.*<F23>                745,026      334,163

TECHNOLOGY SECTOR -- 3.0%
-------------------------

             ELECTRONICS-INSTRUMENTS -- 1.8%
    68,100   Bolder Technologies Corp.*<F23>              815,112      868,275

             ELECTRONICS-SEMICONDUCTORS -- 0.8%
    61,500   Aetrium Inc.*<F23>                         1,003,800      405,513

             SERVICES-DATA PROCESSING -- 0.4%
     5,600   National Computer
               Systems, Inc.                               57,400      210,700
                                                      -----------  -----------
                 Total common stocks                   45,041,709   46,531,748
                                                      -----------  -----------
                 Total long-term
                   investments                         45,041,709   46,531,748

SHORT-TERM INVESTMENTS -- 3.5% (A)<F24>

             VARIABLE RATE DEMAND NOTE
$1,672,959   Firstar Bank U.S.A., N.A.                  1,672,959    1,672,959
                                                      -----------  -----------
                 Total short-term
                   investments                          1,672,959    1,672,959
                                                      -----------  -----------
                 Total investments                    $46,714,668   48,204,707
                                                      -----------
                                                      -----------
             Cash and receivables, less
               liabilities 0.1% (A)<F24>                                77,817
                                                                   -----------
                 Net Assets                                        $48,282,524
                                                                   -----------
                                                                   -----------
                 Net Asset Value Per Share
                 ($0.01 par value 300,000,000
                 shares authorized), offering
                 and redemption price
                 ($48,282,524/ 3,899,385
                 shares outstanding)                               $     12.38
                                                                   -----------
                                                                   -----------

  *<F23>   Non-income producing security.
(a)<F24>   Percentages for the various classifications relate to net assets.

  The accompanying notes to financial statements are an integral part of this statement.

               Eastcliff Regional Small Capitalization Value Fund
                            STATEMENT OF OPERATIONS
              For the Period Ending December 31, 1999 (Unaudited)

INCOME:
   Dividends                                                      $   246,911
   Interest                                                            74,456
                                                                  -----------
       Total income                                                   321,367
                                                                  -----------

EXPENSES:
   Management fees                                                    255,594
   Administrative services                                             36,659
   Professional fees                                                    8,781
   Transfer agent fees                                                  8,621
   Custodian fees                                                       6,581
   Printing and postage expense                                         5,737
   Registration fees                                                    3,653
   Amortization of organizational expenses                              2,487
   Board of Director fees                                                 250
   Other expenses                                                       8,490
                                                                  -----------
       Total expenses                                                 336,853
                                                                  -----------
NET INVESTMENT LOSS                                                   (15,486)
                                                                  -----------
NET REALIZED GAIN ON INVESTMENTS                                    2,272,185
NET DECREASE IN UNREALIZED APPRECIATION ON INVESTMENTS             (5,529,662)
                                                                  -----------
NET LOSS ON INVESTMENTS                                            (3,257,477)
                                                                  -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $(3,272,963)
                                                                  -----------
                                                                  -----------

  The accompanying notes to financial statements are an integral part of this statement.

               Eastcliff Regional Small Capitalization Value Fund
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the Period Ending December 31, 1999 (Unaudited) and
                       For the Year Ended June 30, 1999

                                                                                              DECEMBER 31,          JUNE 30,
                                                                                                  1999                1999
                                                                                              ------------        ------------
OPERATIONS:
   Net investment loss                                                                        $   (15,486)        $  (118,169)
   Net realized gain (loss) on investments                                                      2,272,185            (875,261)
   Net decrease in unrealized appreciation on investments                                      (5,529,662)         (1,017,084)
                                                                                              -----------         -----------
          Net decrease in net assets resulting from operations                                 (3,272,963)         (2,010,514)
                                                                                              -----------         -----------

DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from net realized gains ($0.09215 and $0.1144 per share, respectively)          (363,868)           (522,086)
                                                                                              -----------         -----------
          Total distributions                                                                    (363,868)           (522,086)
                                                                                              -----------         -----------

FUND SHARE ACTIVITIES:
   Proceeds from shares issued (210,630 and 819,149 shares, respectively)                       2,693,128           9,853,719
   Net asset value of shares issued in distributions (27,783 and 40,053 shares, respectively)     330,895             499,462
   Cost of shares redeemed (390,808 and 1,389,608 shares, respectively)                        (4,915,138)        (16,148,675)
                                                                                              -----------         -----------
          Net decrease in net assets derived from Fund share activities                        (1,891,115)         (5,795,494)
                                                                                              -----------         -----------
          TOTAL DECREASE                                                                       (5,527,946)         (8,328,094)
NET ASSETS AT THE BEGINNING OF THE PERIOD                                                      53,810,470          62,138,564
                                                                                              -----------         -----------
NET ASSETS AT THE END OF THE PERIOD                                                           $48,282,524         $53,810,470
                                                                                              -----------         -----------
                                                                                              -----------         -----------

                              FINANCIAL HIGHLIGHTS
 (Selected Data for each share of the Fund outstanding throughout each period)

                                                     (UNAUDITED)                                            FOR THE PERIOD FROM
                                                   FOR THE PERIOD       FOR THE YEARS ENDED JUNE 30,    SEPTEMBER 16, 1996+<F25> TO
                                                 ENDING DECEMBER 31,    ----------------------------
                                                        1999              1999                1998             JUNE 30, 1997
                                                 -------------------    --------            --------    ---------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                   $ 13.28           $ 13.56             $ 12.23              $ 10.00
Income from investment operations:
   Net investment (loss) income                          (0.01)            (0.03)              (0.01)                0.02
   Net realized and unrealized (losses)
     gains on investments                                (0.80)            (0.14)               1.43                 2.23
                                                       -------           -------             -------              -------
Total from investment operations                         (0.81)            (0.17)               1.42                 2.25
Less distributions:
   Dividends from net investment income                     --                --               (0.00)               (0.02)
   Distributions from net realized gains                 (0.09)            (0.11)              (0.09)                  --
                                                       -------           -------             -------              -------
Total from distributions                                 (0.09)            (0.11)              (0.09)               (0.02)
                                                       -------           -------             -------              -------
Net asset value, end of period                         $ 12.38           $ 13.28             $ 13.56              $ 12.23
                                                       -------           -------             -------              -------
                                                       -------           -------             -------              -------

TOTAL INVESTMENT RETURN                                  (6.1%)*<F26>      (1.2%)              11.7%                22.5%*<F26>

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's $)                  48,283            53,810              62,139               29,231
Ratio of expenses (after reimbursement)
  to average net assets (b)<F28>                          1.3%(a)<F27>      1.3%                1.3%                 1.3%(a)<F27>
Ratio of net investment (loss) income
  to average net assets (c)<F29>                         (0.1%)(a)<F27>    (0.2%)              (0.1%)                0.3%(a)<F27>
Portfolio turnover rate                                  19.2%             29.2%               35.5%                29.4%

   +<F25>  Commencement of operations.
   *<F26>  Not annualized.
 (a)<F27>  Annualized.
 (b)<F28> Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses for the period September 16, 1996+<F25> to June 30, 1997, the ratio would have been 1.6%(a)<F27>.
 (c)<F29> If the Fund had paid all of its expenses for the period September 16, 1996+<F25> to June 30, 1997, the ratio would have been (0.0)%(a)<F27>.

  The accompanying notes to financial statements are an integral part of these statements.

                        Eastcliff Contrarian Value Fund

                                                                February 9, 2000

Dear Shareholder:

  Despair and Euphoria describe the investment landscape in 1999, another even more difficult year than 1998 for deep value investors. While value stocks initially rebounded from their lows in the second quarter, rising interest rates in the summer caused these gains to dissipate by year-end. Only the immense speculation in technology and communication stocks were fueling this bull market by year-end.

  Since the Eastcliff Contrarian Value Fund's inception on December 30, 1997 the annualized rate of return was -4.8%. The Fund was -0.7% versus +18.2% for the Russell Mid-Cap benchmark in 1999. Without the hot technology and telecommunications sector, the Russell Mid-Cap would have been +3.8%. History teaches us that all bubbles eventually burst and the current one will not likely be any exception. How high these technology asset prices will rise before this happens and what will be the trigger is anybody's guess, but this time will not be different and this amazing speculation and over-valuation will be corrected in due course.

  Our strategy and approach to deep value investing has not changed as a result of a difficult 1998/1999. We have maintained the integrity of our style and will not style drift into growth stocks to keep up with benchmarks skewed by one or two overvalued sectors. We will remain fully invested in out-of-favor, deeply undervalued companies where earnings will benefit from a stronger worldwide economy as well as value enhancing restructuring. If investors continue to ignore these compelling values, strategic buyers will step in as we have seen happen. While we are clearly not market timers nor sector rotators, we believe that the stage is now set for an extended period of outperformance by small/mid-cap value stocks. There is absolutely no room in the red-hot technology stocks for even the slightest disappointment. This feels like a classic set-up for outperformance. We are looking forward to it and we know you are too. Thank you for your support.

  As of December 22, 1999, your Board of Directors declared a distribution of $0.05410 per share from net investment income, payable December 23, 1999, to shareholders of record on December 21, 1999.

  Respectfully submitted,

  /s/ Lee C. Garcia                            /s/ Bruce D. Bottomley

  Lee C. Garcia                                Bruce D. Bottomley
  Portfolio Manager                            Portfolio Manager

Past performance cannot guarantee future results. Prices will fluctuate and redemption value may be more or less than original investment. This Fund is not insured by the FDIC and is not a deposit or other obligation of or guaranteed by Resource Trust Company or any of its affiliates.

                        Eastcliff Contrarian Value Fund
                            STATEMENT OF NET ASSETS
                         December 31, 1999 (Unaudited)

SHARES OR                                                             QUOTED
PRINCIPAL                                                             MARKET
  AMOUNT                                                  COST         VALUE
---------                                                 ----        ------

LONG-TERM INVESTMENTS -- 98.8% (A)<F31>

COMMON STOCKS -- 98.8% (A)<F31>

BASIC MATERIALS SECTOR -- 22.4%
-------------------------------

          ALUMINUM -- 4.2%
  4,700   Reynolds Metals Co.                          $  271,086   $  360,137

          CHEMICALS-DIVERSE -- 3.5%
 16,000   Engelhard Corp.                                 313,219      302,000

          CHEMICALS-SPECIALTY -- 6.6%
 21,900   W.R. Grace & Co.*<F30>                          283,342      303,862
  9,500   Hercules Inc.                                   333,836      264,813
                                                       ----------   ----------
                                                          617,178      568,675

          CONTAINERS & PACKAGING -- 2.1%
 17,400   Pactiv Corp.*<F30>                              181,197      184,875

          IRON & STEEL -- 6.0%
 16,800   AK Steel Holding Corp.                          288,922      317,100
  8,750   Allegheny Technologies, Inc.
            (Formerly Allegheny
            Teledyne Inc.)                                327,549      196,328
                                                       ----------   ----------
                                                          616,471      513,428

CAPITAL GOODS SECTOR -- 15.0%
-----------------------------

          CONTAINERS-METAL/GLASS -- 7.6%
 12,800   American National Can
            Group, Inc.                                   164,371      166,400
  8,600   Ball Corp.                                      286,614      338,625
  6,700   Crown Cork & Seal Co., Inc.                     212,581      149,912
                                                       ----------   ----------
                                                          663,566      654,937

          MANUFACTURER-DIVERSE -- 3.9%
 24,000   U.S. Industries, Inc.                           559,469      336,000

          WASTE MANAGEMENT -- 3.5%
 17,700   Waste Management, Inc.                          387,411      304,219

CONSUMER CYCLICALS SECTOR -- 11.2%
----------------------------------

          HARDWARE & TOOLS -- 3.7%
 10,700   The Stanley Works                               266,812      322,337

          RETAIL-SPECIALTY -- 7.5%
 10,200   Footstar, Inc.*<F30>                            266,538      311,100
 48,600   Venator Group, Inc.*<F30>                       674,113      340,200
                                                       ----------   ----------
                                                          940,651      651,300

CONSUMER STAPLES SECTOR -- 4.4%
-------------------------------

          HOUSEHOLD PRODUCTS -- 4.4%
 13,700   Fort James Corp.                                391,069      375,038

ENERGY SECTOR -- 16.3%
----------------------

          OIL & GAS-DRILLING & EQUIPMENT -- 4.8%
  4,300   Cooper Cameron Corp.*<F30>                      100,108      210,431
 15,600   R&B Falcon Corp.*<F30>                          170,285      206,700
                                                       ----------   ----------
                                                          270,393      417,131

          OIL & GAS-REFINING & MARKETING -- 2.6%
  9,519   Sunoco, Inc.                                    334,752      223,697

          OIL-EXPLORATION & PRODUCTS -- 8.9%
  8,972   Devon Energy Corp.                              339,355      294,955
  4,173   Kerr-McGee Corp.                                152,268      258,726
 27,800   Ocean Energy, Inc.*<F30>                        283,049      215,450
                                                       ----------   ----------
                                                          774,672      769,131

FINANCIALS SECTOR -- 6.5%
-------------------------

          FINANCIAL-DIVERSE -- 6.5%
  2,366   Alleghany Corp.*<F30>                           401,341      438,893
  2,600   Chicago Title Corp.                              93,498      120,250
                                                       ----------   ----------
                                                          494,839      559,143

HEALTHCARE SECTOR -- 0.1%
-------------------------

          DIVERSE -- 0.1%
    875   Water Pik Technologies, Inc.*<F30>                9,845        8,367

TECHNOLOGY SECTOR -- 3.6%
-------------------------

          Electronics-Instruments -- 0.3%
  2,500   Teledyne Technologies Inc.*<F30>                 32,718       23,594

          PHOTOGRAPH/IMAGING -- 3.3%
  4,300   Eastman Kodak Co.                               265,389      284,875

UTILITIES SECTOR -- 19.3%
-------------------------

          ELECTRIC COMPANIES -- 10.3%
 30,400   Citizens Utilities Co. Cl B*<F30>               236,600      431,300
 10,400   Northeast Utilities                             130,159      213,850
 14,500   Western Resources, Inc.                         535,512      246,500
                                                       ----------   ----------
                                                          902,271      891,650

          NATURAL GAS -- 9.0%
  7,900   Atmos Energy Corp.                              186,772      161,456
  8,400   Kinder Morgan, Inc.                             190,801      169,575
  5,200   ONEOK, Inc.                                     151,321      130,650
 15,250   UGI Corp.                                       366,575      311,672
                                                       ----------   ----------
                                                          895,469      773,353
                                                       ----------   ----------
              Total common stocks                       9,188,477    8,523,887
                                                       ----------   ----------
              Total long-term
                investments                             9,188,477    8,523,887

SHORT-TERM INVESTMENTS -- 1.0% (A)<F31>

          VARIABLE RATE DEMAND NOTE
$89,321   Firstar Bank U.S.A., N.A.                        89,321       89,321
                                                       ----------   ----------
              Total short-term
                investments                                89,321       89,321
                                                       ----------   ----------
              Total investments                        $9,277,798    8,613,208
                                                       ----------
                                                       ----------
          Cash and receivables, less
            liabilities 0.2% (A)<F31>                                   17,465
                                                                    ----------
              Net Assets                                            $8,630,673
                                                                    ----------
                                                                    ----------
              Net Asset Value Per Share
                ($0.01 par value 300,000,000
                shares authorized), offering
                and redemption price
                ($8,630,673 / 1,004,725
                shares outstanding)                                 $     8.59
                                                                    ----------
                                                                    ----------

  *<F30>   Non-income producing security.
(a)<F31>   Percentages for the various classifications relate to net assets.

  The accompanying notes to financial statements are an integral part of this statement.

                        Eastcliff Contrarian Value Fund
                            STATEMENT OF OPERATIONS
              For the Period Ending December 31, 1999 (Unaudited)

INCOME:
   Dividends                                                      $   118,845
   Interest                                                             6,770
                                                                  -----------
          Total income                                                125,615
                                                                  -----------

EXPENSES:
   Management fees                                                     55,682
   Professional fees                                                   13,393
   Administrative services                                             11,136
   Transfer agent fees                                                  6,396
   Custodian fees                                                       4,261
   Registration fees                                                    3,158
   Amortization of organizational expenses                              2,326
   Printing and postage expense                                           761
   Board of Directors fees                                                250
   Other expenses                                                       1,733
                                                                  -----------
          Total expenses before reimbursement                          99,096
   Less expenses assumed by adviser                                   (26,710)
                                                                  -----------
          Net expenses                                                 72,386
                                                                  -----------
NET INVESTMENT INCOME                                                  53,229
                                                                  -----------
NET REALIZED LOSS ON INVESTMENTS                                   (1,012,713)
NET DECREASE IN UNREALIZED APPRECIATION ON INVESTMENTS                (52,925)
                                                                  -----------
NET LOSS ON INVESTMENTS                                            (1,065,638)
                                                                  -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $(1,012,409)
                                                                  -----------
                                                                  -----------

  The accompanying notes to financial statements are an integral part of this statement.

                        Eastcliff Contrarian Value Fund
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the Period Ending December 31, 1999 (Unaudited) and
                       For the Year Ended June 30, 1999

                                                                                              DECEMBER 31,          JUNE 30,
                                                                                                  1999                1999
                                                                                              ------------        ------------
OPERATIONS:
   Net investment income                                                                      $    53,229         $   142,761
   Net realized loss on investments                                                            (1,012,713)         (1,010,104)
   Net decrease in unrealized appreciation on investments                                         (52,925)           (975,472)
                                                                                              -----------         -----------
        Net decrease in net assets resulting from operations                                   (1,012,409)         (1,842,815)
                                                                                              -----------         -----------

DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income ($0.11224 and $0.07285 per share, respectively)          (132,683)           (137,368)
   Distribution from net realized gains ($0.29322 per share)                                           --            (547,599)
                                                                                              -----------         -----------
        Total distributions                                                                      (132,683)           (684,967)
                                                                                              -----------         -----------

FUND SHARE ACTIVITIES:
   Proceeds from shares issued (20,975 and 360,391 shares, respectively)                          197,422           3,450,436
   Net asset value of shares issued in distributions
     (1,155 and 58,268 shares, respectively)                                                        9,853             524,234
   Cost of shares redeemed (477,053 and 839,208 shares, respectively)                          (4,260,511)         (7,187,121)
                                                                                              -----------         -----------
        Net decrease in net assets derived from Fund share activities                          (4,053,236)         (3,212,451)
                                                                                              -----------         -----------
        TOTAL DECREASE                                                                         (5,198,328)         (5,740,233)
NET ASSETS AT THE BEGINNING OF THE PERIOD                                                      13,829,001          19,569,234
                                                                                              -----------         -----------
NET ASSETS AT THE END OF THE PERIOD
   (including undistributed net investment income of $0 and $77,482, respectively)            $ 8,630,673         $13,829,001
                                                                                              -----------         -----------
                                                                                              -----------         -----------

                              FINANCIAL HIGHLIGHTS
 (Selected Data for each share of the Fund outstanding throughout each period)

                                                                 (UNAUDITED)            YEAR ENDED          FOR THE PERIOD FROM
                                                            FOR THE PERIOD ENDING        JUNE 30,       DECEMBER 30, 1997+<F32> TO
                                                              DECEMBER 31, 1999            1999                JUNE 30, 1998
                                                            ---------------------       ----------      --------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                               $ 9.47                $10.41                   $10.00
Income from investment operations:
   Net investment income                                             0.05                  0.09                     0.04
   Net realized and unrealized (losses) gains on investments        (0.82)                (0.66)                    0.37
                                                                   ------                ------                   ------
Total from investment operations                                    (0.77)                (0.57)                    0.41
Less distributions:
   Dividends from net investment income                             (0.11)                (0.07)                      --
   Distributions from net realized gains                               --                 (0.30)                      --
                                                                   ------                ------                   ------
Total from distributions                                            (0.11)                (0.37)                      --
                                                                   ------                ------                   ------
Net asset value, end of period                                     $ 8.59                $ 9.47                   $10.41
                                                                   ------                ------                   ------
                                                                   ------                ------                   ------

TOTAL INVESTMENT RETURN                                             (8.1%)*<F33>          (5.3%)                    4.1%*<F33>

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's $)                              8,631                13,829                   19,569
Ratio of expenses (after reimbursement)
  to average net assets (b)<F35>                                     1.3%(a)<F34>          1.3%                     1.3%(a)<F34>
Ratio of net investment income
  to average net assets (c)<F36>                                     1.0%(a)<F34>          0.9%                     0.7%(a)<F34>
Portfolio turnover rate                                             21.9%                 45.0%                    13.6%

   +<F32>  Commencement of operations.
   *<F33>  Not annualized.
 (a)<F34>  Annualized.
 (b)<F35> Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses, the ratios would have been for the period ending December 31, 1999, for the year ended June 30, 1999 and for the period December 30, 1997+<F32> to June 30, 1998, 1.8%(a)<F34>, 1.5% and 1.5%(a)<F34>, respectively.
 (c)<F36> If the Fund had paid all of its expenses, the ratios would have been for the period ending December 31, 1999, for the year ended June 30, 1999 and for the period December 30, 1997+<F32> to June 30, 1998, 0.5%(a)<F34>, 0.7% and 0.5%(a)<F34>, respectively.

  The accompanying notes to financial statements are an integral part of these statements.

                                Eastcliff Funds
                         NOTES TO FINANCIAL STATEMENTS
                         December 31, 1999 (Unaudited)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES --

       The following is a summary of significant accounting policies of the Eastcliff Funds, Inc. (the "Company"), which is registered as an open-end management investment company under the Investment Company Act of 1940. This Company consists of a series of five funds: Eastcliff Total Return Fund (the "Total Return Fund"), Eastcliff Growth Fund (the "Growth Fund"), Eastcliff Emerging Growth Fund (the "Emerging Growth Fund"), Eastcliff Regional Small Capitalization Value Fund (the "Regional Small Cap Fund") and Eastcliff Contrarian Value Fund (the "Contrarian Value Fund") (collectively the "Funds"). The assets and liabilities of each Fund are segregated and a shareholder's interest is limited to the Fund in which the shareholder owns shares. The Company was incorporated under the laws of Wisconsin on May 23, 1986.

       The investment objective of the Total Return Fund is to realize a combination of capital appreciation and income which will result in the highest total return by investing in a combination of equity and debt securities, while assuming reasonable risks; the investment objective of the Growth Fund is to produce long-term growth of capital by investing principally in equity securities; the investment objective of the Emerging Growth Fund is to produce long-term growth of capital by investing in equity securities of small to small midcap companies; the investment objective of the Regional Small Cap Fund is to produce capital appreciation by investing principally in equity securities of small capitalization companies headquartered in Colorado, Illinois, Indiana, Iowa, Michigan, Minnesota, Montana, Nebraska, North and South Dakota, Ohio and Wisconsin; and the investment objective of the Contrarian Value Fund is to produce long-term capital by investing in out-of-favor, undervalued companies with restructuring and turnaround potential.

     (a) Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. Short-term investments are valued at amortized cost which approximates quoted market value. For financial reporting purposes, investment transactions are recorded on trade date. The cost amounts as reported on the statements of net assets for the Total Return Fund, Emerging Growth Fund, Regional Small Cap Fund and Contrarian Value Fund, and on the schedule of investments for the Growth Fund, are the same for Federal income tax purposes.

     (b) The Funds may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date, generally within 45 days. The Funds record purchases of when-issued securities and reflect the value of such securities in determining net asset value in the same manner as other portfolio securities.

     (c) Net realized gains and losses on common stock are computed on the identified cost basis.

     (d) Provision has not been made for Federal income taxes since the Emerging Growth Fund will elect and all other Funds have elected to be taxed as "regulated investment companies" and intend to distribute substantially all net investment company taxable income and net capital gains to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Regional Small Cap Fund has $746,400 of a capital loss carryover which expires June 30, 2007. To the extent the Regional Small Cap Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryover. The Contrarian Value Fund has $1,150,751 of post-October losses, which are deferred for tax purposes until the year ending June 30, 2000.

     (e) Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     (f) The Funds have investments in short-term variable rate demand notes, which are unsecured instruments. The Funds may be susceptible to credit risk with respect to these notes to the extent the issuer defaults on its payment obligation. The Funds' policy is to monitor the creditworthiness of the issuer and nonperformance by these counterparties is not anticipated.

     (g) Generally accepted accounting principles require that permanent differences between income for financial reporting and tax purposes be reclassified in the capital accounts.

     (h) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(2) INVESTMENT ADVISER AND MANAGEMENT AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES --

       The Funds have entered into management agreements with Resource Capital Advisers, Inc. ("RCA"), with whom certain officers and directors of the Funds are affiliated, to serve as investment adviser and manager. Under the terms of the agreements, the Growth Fund, Emerging Growth Fund, Regional Small Cap Fund and Contrarian Value Fund pay RCA a monthly fee at the annual rate of 1% of such Funds daily net assets and for the Total Return Fund, 1% on the first $30,000,000 of the daily net assets and 0.75% on the daily net assets over $30,000,000.

       In addition to the reimbursement required under the management agreements, RCA has voluntarily reimbursed the Funds for expenses over 1.3% of the daily net assets of the Funds. These reimbursements amounted to $18,443, $27,186, $13,392 and $26,710 for the period ending December 31,
     1999, for the Total Return Fund, Growth Fund, Emerging Growth Fund and the Contrarian Value Fund, respectively. These voluntary reimbursements may be modified or discontinued at any time by RCA.

       The Funds have administrative agreements with Fiduciary Management, Inc. ("FMI"), with whom certain directors of the Funds are affiliated, to supervise all aspects of the Funds' operations except those performed by RCA. Under the terms of the agreements, the Funds will each pay FMI a monthly administrative fee at the annual rate of 0.2% on the first $25,000,000 of the daily net assets of such Fund, 0.1% on the daily net assets of such Fund on the next $20,000,000 and 0.05% on the daily net assets of such Fund over $45,000,000.

       The Funds have entered into Distribution Plans (the "Plans"), pursuant to Rule 12b-1 under the Investment Company Act of 1940 with RCA. The Plans provide that the Funds may incur certain costs which may not exceed the lesser of a monthly amount equal to 1% of the Funds' daily net assets or the actual distribution costs incurred by RCA during the year. Amounts payable under the Plans are paid monthly to RCA for any activities or expenses primarily intended to result in the sale of shares of such Fund. For the period ending December 31, 1999, no such expenses were incurred.

(3)  DISTRIBUTION TO SHAREHOLDERS --

       Net investment income and net realized gains are distributed to shareholders. The distributions were paid on December 23, 1999, to shareholders of record on December 21, 1999.

                                                             TOTAL                       EMERGING         REGIONAL      CONTRARIAN
                                                          RETURN FUND    GROWTH FUND    GROWTH FUND    SMALL CAP FUND   VALUE FUND
                                                          -----------    -----------    -----------    --------------   ----------
       Dividend from net investment income                $       --     $       --       $     --        $     --       $ 55,199
       $ per share                                                --             --             --              --        0.05410
       Short-term gains                                           --      1,909,579         83,872              --             --
       $ per share                                                --        1.56600        0.14382              --             --
       Long-term capital gains                             1,342,593      3,455,655             --         363,868             --
       $ per share                                           1.23052        2.83390             --         0.09215             --

       Shareholders were sent a 1999 Form 1099-DIV in January, 2000 representing their proportionate share of these distributions. The Form 1099-DIV would consider the impact of any retroactive tax law changes.

(4)  DEFERRED EXPENSES --

       Organizational expenses for the Growth Fund, Regional Small Cap Fund and Contrarian Value Fund were deferred and are being amortized on a straight-line basis over a period of five years beginning with the date of sales of shares to the public. These expenses were advanced by RCA who will be reimbursed by the Growth Fund, Regional Small Cap Fund and Contrarian Value Fund over a period of five years. The unamortized organizational expenses at December 31, 1999, were $3,150, $8,702 and $13,955, respectively.

(5)  INVESTMENT TRANSACTIONS --

       For the period ending December 31, 1999, purchases and proceeds of sales of investment securities of the Total Return Fund (excluding short-term securities) were $6,685,410 and $8,693,908, respectively; purchases and proceeds of sales of investment securities of the Growth Fund (excluding short-term securities) were $11,030,666 and $41,616,756, respectively; purchases and proceeds of sales of investment securities of the Emerging Growth Fund (excluding short-term securities) were $7,437,399 and $1,744,301, respectively; purchases and proceeds of sales of investment securities of the Regional Small Cap Fund, (excluding short-term securities) were $9,262,769 and $12,150,907, respectively; and purchases and proceeds of sales of investment securities of the Contrarian Value Fund (excluding short-term securities) were $2,368,172 and $6,348,773, respectively.

(6)  ACCOUNTS PAYABLE AND ACCRUED LIABILITIES --

       As of December 31, 1999, liabilities of the Funds included the following:

                                                             TOTAL                       EMERGING         REGIONAL      CONTRARIAN
                                                          RETURN FUND    GROWTH FUND    GROWTH FUND    SMALL CAP FUND   VALUE FUND
                                                          -----------    -----------    -----------    --------------   ----------
       Payable to brokers for investments purchased         $    --        $73,144        $    --         $387,921        $    --
       Payable to RCA for management fees
         and deferred expenses                               21,693         17,505          6,016           49,391         21,268
       Payable for redemptions                                   --             --             --           55,000             --
       Other liabilities                                      7,594         11,176          1,805           17,608          2,194

(7) SOURCES OF NET ASSETS -

                                                            TOTAL                       EMERGING         REGIONAL      CONTRARIAN
                                                         RETURN FUND    GROWTH FUND    GROWTH FUND    SMALL CAP FUND   VALUE FUND
                                                         -----------    -----------    -----------    --------------   ----------
   As of December 31, 1999, the sources of
     net assets were as follows:
       Fund shares issued and outstanding                $10,491,014    $ 5,058,973     $6,199,585      $45,772,828    $11,639,712
       Net unrealized appreciation (depreciation)
         on investments                                   15,472,726      5,795,741      1,348,696        1,490,039       (664,590)
       Undistributed net realized gains (losses)
         on investments                                      325,002      4,398,826        262,470        1,019,657     (2,344,449)
                                                         -----------    -----------     ----------      -----------    -----------
                                                         $26,288,742    $15,253,540     $7,810,751      $48,282,524    $ 8,630,673
                                                         -----------    -----------     ----------      -----------    -----------
                                                         -----------    -----------     ----------      -----------    -----------

   Aggregate net unrealized appreciation (depreciation) as of December 31, 1999, consisted of the following:
       Aggregate gross unrealized appreciation           $15,472,726    $ 5,809,712     $1,627,963      $ 8,201,905    $   963,645
       Aggregate gross unrealized depreciation                    --        (13,971)      (279,267)      (6,711,866)    (1,628,235)
                                                         -----------    -----------     ----------      -----------    -----------
           Net unrealized appreciation (depreciation)    $15,472,726    $ 5,795,741     $1,348,696      $ 1,490,039    $  (664,590)
                                                         -----------    -----------     ----------      -----------    -----------
                                                         -----------    -----------     ----------      -----------    -----------


                                EASTCLIFF FUNDS
                              1400 Peavey Building
                            730 Second Avenue South
                          Minneapolis, Minnesota 55402
                                  612-336-1444

                               INVESTMENT ADVISER
                        RESOURCE CAPITAL ADVISERS, INC.
                              1400 Peavey Building
                            730 Second Avenue South
                          Minneapolis, Minnesota 55402

                               PORTFOLIO MANAGERS

                          EASTCLIFF TOTAL RETURN FUND
                      PALM BEACH INVESTMENT ADVISERS, INC.

                             EASTCLIFF GROWTH FUND
                        WINSLOW CAPITAL MANAGEMENT, INC.

                         EASTCLIFF EMERGING GROWTH FUND
                            KB GROWTH ADVISORS, LLC

               EASTCLIFF REGIONAL SMALL CAPITALIZATION VALUE FUND
                             WOODLAND PARTNERS LLC

                        EASTCLIFF CONTRARIAN VALUE FUND
                              SASCO CAPITAL, INC.

                                 ADMINISTRATOR
                           FIDUCIARY MANAGEMENT, INC.
                             225 East Mason Street
                           Milwaukee, Wisconsin 53202

                                 TRANSFER AGENT
                         AND DIVIDEND DISBURSING AGENT
                       FIRSTAR MUTUAL FUND SERVICES, LLC
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202
                                 1-800-595-5519
                                       or
                                  414-765-4124

                                   CUSTODIAN
                                FIRSTAR BANK, NA
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202

                            INDEPENDENT ACCOUNTANTS
                           PRICEWATERHOUSECOOPERS LLP
                           100 East Wisconsin Avenue
                                   Suite 1500
                           Milwaukee, Wisconsin 53202

                                 LEGAL COUNSEL
                                FOLEY & LARDNER
                           777 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202